ORGANIZATION, PRINCIPAL ACTIVITIES,GOING CONCERN AND MANAGEMENT'S PLANS (Tables)	12 Months Ended
Jun. 30, 2019
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Schedule of wholly-owned subsidiaries of the company

As at June 30, 2019 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands		A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HKD 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	USD 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd(“Jingshang Leasing”)	100% owned by Full shine

Shanxi Jinchen Agriculture	PRC	RMB 350,000,000.00	Did not conduct any business
Co.,Ltd (“Jinchen Agriculture”)	February 29, 2012		activities and 100% owned by
	Lost control from		Jinshang Leasing
June 09, 2020

Shanxi Dongsheng Finance	PRC	RMB 300,000,000.00	A company providing financial
Guarantee	February 20,2006		Guarantee services and 100%
(“Dongsheng Guarantee”)	Lost control from		owned by Jinchen Agriculture
June 09,2020